Income Taxes - Deferred tax assets (liabilities) (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets
Tax basis deferred policy acquisition costs	$ 142	$ 129
VOBA and reserves	174	141
Net operating loss carryover	28	1
Employee benefits	4	4
Foreign tax credit carryover	22	16
Net unrealized loss on investments	523	703
Deferred reinsurance gain	239	264
Total deferred tax assets	1,132	1,258
Valuation Allowance	0	0
Net Deferred Tax Assets	1,132	1,258
Deferred Tax Liabilities
Investment related items	(295)	(366)
Other	(9)	(13)
Total deferred tax liabilities	(304)	(379)
Net deferred tax asset	$ 828	$ 879